            ----------------------------------------------


            FORTRESS REGISTERED INVESTMENT TRUST


            Financial Statements for the six months ended
            August 31, 2000 (Unaudited)

FORTRESS REGISTERED INVESTMENT TRUST

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                        PAGE

FINANCIAL STATEMENTS (Unaudited):

         Statement of Assets and Liabilities as of August 31, 2000                         1

         Schedule of Investments as of August 31, 2000                                     2

         Statement of Operations for the six months ended August 31, 2000                  4

         Statement of Cash Flows for the six months ended August 31, 2000                  5

         Statement of Changes in Net Assets for the six months ended August 31, 2000       6

         Notes to Financial Statements                                                     7



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FORTRESS REGISTERED INVESTMENT TRUST


STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
(dollar amounts in thousands)
--------------------------------------------------------------------------------

                                                                            August 31, 2000
                                                                            ---------------
ASSETS

         Investments in controlled affiliates, at value (cost $158,295)     $       152,292
         Cash and cash equivalents                                                       49
         Deposits and other assets                                                    6,001
                                                                            ---------------
                                                                                    158,342
                                                                            ---------------
LIABILITIES
         Other liabilities                                                               54
                                                                            ---------------
                                                                                         54
                                                                            ---------------
NET ASSETS                                                                  $       158,288
                                                                            ===============

NET ASSETS CONSIST OF:
         Capital paid in                                                    $       161,641
         Undistributed net investment income                                          2,650
         Accumulated equity in loss of operating subsidiary                          (7,232)
         Accumulated net unrealized gain on affiliate investments                     1,229
                                                                            ---------------

                                                                            $       158,288
                                                                            ===============

FORTRESS REGISTERED INVESTMENT TRUST

SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2000
(dollar amounts in thousands)
--------------------------------------------------------------------------------

                                                   Description
Investment                                         of Securities                                Cost       Fair Value
----------                                         -------------                            -----------    -----------

Investments in controlled affiliates (a):

     Fortress CAP LLC (b) *                        100% of the issued common shares         $    80,114    $    79,696
     Fortress Brookdale Acquisition LLC (c) *      100% of the issued common shares              60,304         60,582
     Fortress HQ LLC (d) *                         100% of the issued common shares              50,005         51,524
     Fortress IF Acquisition LLC (e) *             100% of the issued common shares              29,186         29,036
     Fortress Capital Finance LLC (f) *            100% of the issued common shares             (61,314)       (68,546)
                                                                                            -----------    -----------

Total investments (g)                                                                       $   158,295    $   152,292
                                                                                            ===========    ===========

     (a) An affiliated company is a company in which the Company has ownership of at least 5% of the voting securities. Transactions during the period with companies which are affiliates were as follows:

     Summary of Transactions with Affiliated Companies

                                                                                   Cost        Dividend      Fair Value
                                                                                 Incurred       Income        of Total
     Affiliate                                     Purchase Date               This Period    This Period    Investment
     ---------                                     -------------               -----------    -----------    ----------

     Fortress CAP LLC                              Jul. through Aug. 2000      $    28,589    $     2,891    $   79,696
     Fortress Brookdale Acquisition LLC            April and Sept. 2000             60,304             -         60,582
     Fortress HQ LLC                               June and August 2000             50,005             -         51,524
     Fortress IF Acquisition LLC                   August 3, 2000                   29,186             -         29,036
                                                                               -----------    -----------    ----------
                                                                               $   168,084    $     2,891    $  220,838

     Fortress Capital Finance LLC                  Throughout Period               (61,590)            -        (68,546)
                                                                               -----------    -----------    ----------
                                                                               $   106,494    $     2,891    $  152,292
                                                                               ===========    ===========    ==========

     (Footnotes continued on next page.)


See notes to financial statements.
                                       2
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FORTRESS REGISTERED INVESTMENT TRUST

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2000
(dollar amounts in thousands)
--------------------------------------------------------------------------------

     (b) Fortress CAP LLC owned 2,689,000 shares of Series C and 2,689,000 shares of Series D Convertible Preferred Stock and 3,193,017 shares of common stock of Capstead Mortgage Corp. as its sole assets at August 31, 2000.
     (c) Fortress Brookdale Acquisition LLC owned 4,004,350 common shares of Brookdale Living Communities, Inc. as its sole assets at August 31, 2000.
     (d) Fortress HQ LLC owned 1,226,331.285 shares of Series A Convertible Cumulative Preferred Stock, and warrants to purchase 595,546.797 shares of common stock, of HQ Global Workplaces, Inc. as its sole assets at August 31, 2000.
     (e) Fortress IF Acquisition LLC and two related entities in which the Company also holds 100% of the issued common shares, Fortress Ital Depositor 1 LLC and Fortress Ital Depositor 2 LLC , aggregately owned total return swaps equivalent to a 79.9 million Euro investment in a pool of Italian performing residential and commercial mortgage loans, net of an advance from FCF as described in Note 4, as their sole assets at August 31, 2000.
     (f) Fortress Capital Finance LLC ("FCF") is the Company's operating subsidiary. FCF entered into a revolving credit facility in July 2000 and advanced a portion of the proceeds therefrom to another subsidiary as described in Note 4.
     (g) The United States Federal income tax basis of the Company's investments at August 31, 2000 was approximately $158.3 million and, accordingly, net unrealized depreciation for United States Federal income tax purposes was approximately $6.0 million (gross unrealized appreciation - $1.8 million; gross unrealized depreciation - $7.8 million).

     * Securities restricted as to public resale.


See notes to financial statements.
                                       3
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FORTRESS REGISTERED INVESTMENT TRUST


STATEMENT OF OPERATIONS (Unaudited)
(dollar amounts in thousands)
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended
                                                         August 31, 2000
                                                         ---------------

Investment income:

Revenues
         Dividend income                                 $         2,891
         Interest income                                             141
                                                         ---------------
         Total revenues                                            3,032
Expenses
         Miscellaneous expenses                                      365
                                                         ---------------

Net investment income                                              2,667
                                                         ---------------

Net equity in loss of operating subsidiary                        (6,983)
Net unrealized gain on affiliate investments                         526
                                                         ---------------

Net decrease in net assets resulting from operations     $        (3,790)
                                                         ===============


Disclosure of certain ratios, annualized:
Ratio of total expenses to average net assets                        0.6%
Ratio of investment income, net, to average net assets               4.6%
Portfolio turnover rate                                              0.0%


See notes to financial statements.

FORTRESS REGISTERED INVESTMENT TRUST


STATEMENT OF CASH FLOWS (Unaudited)
(dollar amounts in thousands)
--------------------------------------------------------------------------------

                                                              Six Months
                                                                Ended
                                                            August 31, 2000
                                                            ---------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations       $        (3,790)
Adjustments to reconcile net decrease in net assets
         resulting from operations to net cash used in
         operating activities:
         Net equity in loss of operating subsidiary                  6,983
         Net unrealized gain on affiliate investments                 (526)
         Change in:
                Other assets                                        (5,706)
                Other liabilities                                        2
                                                           ---------------

Net cash used in operating activities                               (3,037)
                                                           ---------------

CASH FLOWS FROM INVESTING ACTIVITIES:
         Investments in controlled affiliates                     (106,494)
                                                           ---------------

Net cash used in investing activities                             (106,494)
                                                           ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
         Capital contributions                                     109,526
                                                           ---------------

Net cash provided by financing activities                          109,526
                                                           ---------------

NET DECREASE IN CASH AND CASH EQUIVALENTS                               (5)

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                          54
                                                           ---------------

CASH AND CASH EQUIVALENTS, END OF PERIOD                   $            49
                                                           ===============


See notes to financial statements.
                                       5
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FORTRESS REGISTERED INVESTMENT TRUST


STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
(dollar amounts in thousands)
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                     Ended
                                                                August 31, 2000
                                                                ---------------
Increase (decrease) in net assets resulting from operations
         Net investment income                                  $         2,667
         Net equity in loss of operating subsidiary                      (6,983)
         Net unrealized gain on affiliate investments                       526
                                                                ---------------

Net decrease in net assets resulting from operations                     (3,790)

Capital contributions                                                   109,526
                                                                ---------------

Net increase in net assets                                              105,736

Net assets, beginning of period                                          52,552
                                                                ---------------

Net assets, end of period                                       $       158,288
                                                                ===============




See notes to financial statements.
                                       6
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FORTRESS REGISTERED INVESTMENT TRUST

AUGUST 31, 2000 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Fortress Registered Investment Trust (the "Company") was formed on November 23, 1999 as a Delaware business trust and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). The Company expects to mainly invest in real estate-related debt and equity securities. The primary investor in the Company is Fortress Investment Fund LLC (the "Fund").

     The managing member of the Fund is Fortress Fund MM LLC (the "Managing Member"), which is owned jointly by a subsidiary of Fortress Investment Corp. ("Fortress") and Fortress Investment Group LLC (the "Manager") and its affiliate. Fortress and its affiliates have committed to contribute $100 million to the Fund; in the aggregate, Fortress and 21 unaffiliated investors (collectively, the "Investors") have committed approximately $872.8 million (the "Capital Commitment") to the Fund over the three years ending April 28, 2003. The Manager has entered into a management agreement with the Managing Member and will manage the Fund in exchange for certain fees, as defined in such agreement. The Managing Member is entitled to a performance fee (the "Performance Fee") generally equal to 20% of the Fund's returns, as defined, subject to a 10% preferred return payable to the Investors. See Note 3 for a further discussion of the fees.

     During the six months ended August 31, 2000, the Fund issued membership interests to 21 unaffiliated investors and to Fortress for net proceeds of approximately $115.6 million. Fortress invested a total of approximately $11.2 million in the Fund related to these issuances. The Fund subsequently invested these amounts in the Company, net of a required fee of $6.1 million (see Note 3).

     The accompanying financial statements and related notes of the Company have been prepared in accordance with accounting principles generally accepted in the United States for interim financial reporting. Accordingly, certain information and footnote disclosures normally included in financial statements prepared under generally accepted accounting principles have been condensed or omitted. In the opinion of management, all adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows have been included and are of a normal and recurring nature. These financial statements should be read in conjunction with the Company's financial statements for the period ended February 29, 2000.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States. As a RIC, the Company generally reports its assets and liabilities at fair value on the reporting date, including its investments in the securities of its subsidiaries. As a RIC, the Company does not consolidate

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FORTRESS REGISTERED INVESTMENT TRUST

AUGUST 31, 2000 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     its majority-owned and controlled subsidiaries, except to the extent that such subsidiaries operate as investment companies under the Act. None of the Company's subsidiaries operated as an investment company under the Act during the reporting period. The Company's operating subsidiary, Fortress Capital Finance LLC ("FCF"), is accounted for under the equity method and is included in Investments in Controlled Affiliates.

     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     RISKS AND UNCERTAINTIES - In the normal course of business, the Company may encounter primarily two significant types of economic risk: credit and market. Credit risk is the risk of default on the Company's loans and securities, if any, that results from a borrower's or derivative counterparty's inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the collateral underlying loans and the valuation of equity and debt securities held by the Company. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks along with estimated collateral values, payment histories and other borrower information, as well as its knowledge of the companies in which it has made equity investments. The Company also may invest in the securities of companies located outside of the United States. The Company's international operations, if any, are subject to the same risks associated with its United States operations as well as additional risks, such as fluctuations in foreign currency exchange rates, unexpected changes in regulatory requirements, heightened risk of political and economic instability, potential adverse tax consequences and the burden of complying with a wide variety of foreign laws. Additionally, the Company is subject to significant tax risks. If the Company were to fail to qualify as a RIC in any taxable year, it would be subject to federal income tax on its taxable income at regular corporate rates, which could be material.

     SECURITY VALUATION - All of the Company's investments in securities are accounted for under the Act. Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, if any, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which is equivalent to fair value. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined in accordance with the Company's valuation policies as approved by the Company's board of trustees.

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FORTRESS REGISTERED INVESTMENT TRUST

AUGUST 31, 2000 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     Investments which are not publicly traded shall be carried at fair value. In general, fair value approximates cost. Events that could change the reported amount include: further financing by the investee company, pending disposition by the Company of its investment, obtaining by the Company of a third party estimate of the value of its investment, significant changes in the financial position or operating results of the investee company, and sales in recent public or private transactions of the same or similar securities, among others.

     FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as the Company's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its members.

     DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded on the ex-dividend date. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to GAAP/tax differences in the character of income and expense recognition.

     SECURITY TRANSACTIONS AND REVENUE RECOGNITION - The Company follows industry practice and records security transactions on the trade date. Dividend income will be recognized on the ex-dividend date, and interest income is recognized on an accrual basis, as are fixed rate preferred dividends. Discounts and premiums on securities purchased will be amortized over the life of the respective securities, generally using the interest method.

     CASH AND CASH EQUIVALENTS - The Company considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Certain amounts on deposit with major financial institutions may, from time to time, exceed insured limits.

3.   MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS

     The Manager will be paid certain annual fees by the Fund in exchange for its efforts in raising capital for the Fund, advising the Fund on various aspects of its business, primarily formulating the Fund's investment strategies, arranging for the acquisition and disposition of assets, arranging for financing, monitoring performance, and managing the Fund's day-to-day operations. In addition, the Manager will be reimbursed for various expenses incurred by the Manager on the Fund's behalf, including the costs of legal, accounting and other administrative activities.

     The management fee is calculated as 1.0% of the Fund's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined). Furthermore, the Manager will be paid an annual administrative fee ranging to 0.5% of the Fund's invested capital (as defined) or total equity commitments during the Capital Commitment Period (as defined), based on the size of each Investor's capital commitment.

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FORTRESS REGISTERED INVESTMENT TRUST

AUGUST 31, 2000 NOTES TO FINANCIAL STATEMENTS (UNAUDITIED)
--------------------------------------------------------------------------------

     During the six months ended August 31, 2000, the Manager earned $4.5 million of management and administrative fees, which were paid by the Fund in addition to $1.6 million of such fees related to prior periods paid by incoming investors, as discussed in Note 1. No Performance Fee has been incurred through August 31, 2000.

4.   RECENT ACTIVITIES

     INVESTMENT IN FORTRESS CAP LLC - The Company, through Fortress CAP LLC, was obligated to purchase 5 million common shares (prior to adjustment for a reverse stock split) of Capstead Mortgage Corp. ("Capstead") upon the election of its nominees to the board of directors of Capstead. In April 2000, such nominees were elected. Approximately 3.2 million of such shares were purchased during July and August 2000.

     FINANCING ARRANGEMENT - In July 2000, the Company and FCF entered into a $150 million revolving credit agreement, secured by the Capital Commitment, and FCF drew $31.5 million under such agreement. The agreement matures in January 2001 and accrues interest at LIBOR + 0.875% (7.495% at August 31,
     2000). In August 2000, FCF drew an additional $35.5 million under such terms, plus 50,000,000 Euros ($45.6 million) under a Euro-based borrowing option which accrues interest at EURIBOR + 0.875% (5.295% at August 31, 2000). Such Euro-based borrowing was further advanced by FCF, at the same terms, to another subsidiary of the Company, as described in footnote (f) to the Company's Schedule of Investments.